7. Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Due to related parties	$ 207,228	$ 207,853
Related Party Transaction #1
Due to related parties	207,228	207,853
Costs and Expenses, Related Party	144,000	156,000	$ 180,000
Related Party Transaction #2
Share-based Payment Arrangement, Noncash Expense	$ 618,947	$ 669,176	$ 60,000